Consolidated Balance Sheet (parenthetical) (USD $)	Feb. 29, 2012	Aug. 31, 2011	Aug. 31, 2010
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	70,000,000
Common stock, shares issued	25,782,996	20,840,501	17,553,040
Common stock, shares outstanding	25,782,996	20,840,501	17,553,040
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Series AA Preferred shares, par value	$ 0.001	$ 0.001
Series AA Preferred shares, shares authorized	100,000	100,000
Series AA Preferred shares, shares issued	5,000	5,000
Series AA Preferred shares, shares outstanding	5,000	5,000